Shareholder Report, Average Annual Return (Details) 199137_Abacus FCF International Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	109 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Abacus FCF International Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abacus FCF International Leaders ETF NAV
Average Annual Return, Percent	6.87%	0.55%	4.95%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	28.46%	9.22%	8.72%
MSCI AC WORLD INDEX ex USA GROWTH Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA GROWTH Net (USD)
Average Annual Return, Percent	20.42%	4.95%	7.81%